Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt

8. Long-Term Debt

Long-term debt consists of the following credit facilities and sale and lease back agreements (the “financing arrangements”):

	Bank loans and Financing arrangements	As of December 31, 2020	As of December 31, 2019	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	122,324	262,385	3.25%
(ii)	Issued in January 2020 maturing in January 2025 (the “2020 credit facility”)	35,920	-	2.55%
(iii)	Issued in January 2020 maturing in January 2025 (the “CMBFL financing arrangement”)	36,100	-	2.55%
(iv)	Issued in January 2020 maturing in January 2025 (the “CMBFL financing arrangement”)	36,100	-	2.55%
(v)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	49,324	-	2.60%
(vi)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	50,570	-	2.60%
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	49,324	-	2.60%
	Total long-term debt	$379,662	$262,385
	Less: Deferred loans and financing arrangements issuance costs	5,338	3,399
	Total long-term debt, net	$374,324	$258,986
	Less: Current portion of long-term debt	37,210	29,145
	Add: Current portion of deferred loans and financing arrangements issuance costs	1,400	2,148
	Long-term debt, net	$338,514	$231,989

On January 17, 2020 the Partnership entered into a new term loan facility (ii) of up to $38,500, for the purpose of partially financing the acquisition of the shares of the company owning the M/V Athenian (Note 6). The full amount of the facility was drawn on January 22, 2020 and is payable in 20 consecutive quarterly installments of $860 beginning three months after the drawdown date plus a balloon payment of $21,300 payable together with the last quarterly installment due in January 2025. The loan facility bears interest at Libor plus a margin of 2.55%.

On January 20, 2020, the Partnership entered into two separate agreements (iii) and (iv), for the sale and lease back of the vessels M/V Athos and M/V Aristomenis (Note 6) with CMB Financial Leasing Co., Ltd, (“CMBFL”) for up to $38,500 each. The lease agreements have a duration of five years, bear an interest at Libor plus a margin of 2.55% and include a purchase option for the Partnership to acquire each vessel on expiration of the lease at the predetermined price of $22,500 or pay the amount of $7,500 to CMBFL, if the option is not exercised. In addition, the Partnership has various purchase options commencing from the first year anniversary of the lease. The full amounts were drawn down on January 23, 2020. The transaction was classified as a financing arrangement at the commencement of the lease since the existence of various purchase options retained by the Partnership commencing from the first year anniversary, including the option to acquire the vessel at expiration at predetermined price, precludes the transfer of control over the vessel to CMBFL for the transaction to qualify as sale.

On May 27, 2020 the Partnership drew down the total amount of $155,350 pursuant to three separate agreements entered into in May 2020 with ICBC Financial Leasing Co., Ltd. (“ICBCFL”) (v), (vi) and (vii), for the sale and lease back of three vessels previously under the 2017 credit facility (the “Re-financing”), namely the M/V Akadimos, the CMA CGM Uruguay and the CMA CGM Magdalena, and fully repaid the then outstanding balance relating to these three vessels under the 2017 credit facility amounting to $116,515. The leases have a duration of seven years, bear interest at Libor plus a margin of 2.60% and include mandatory purchase obligation for the Partnership to repurchase the vessels on expiration at the predetermined price of $77,700 in total. The current portion of long-term debt, as of December 31, 2019 presented in the above table, has been adjusted to include the effect of the Re-financing with ICBFL. The transaction was classified as a financing arrangement at the commencement of the lease since it includes the obligation to acquire the vessel at expiration at predetermined price which precludes the transfer of control over the vessel to ICBCFL for the transaction to qualify as sale.

In connection with the DSS Transaction (Note 1), the Partnership during 2019 prepaid an amount of $89,298 under the 2017 credit facility and fully repaid all amounts outstanding under the 2015 credit facility and the Aristaios credit facility. The aggregate amounts repaid were $146,517 plus accrued interest and breakage costs. The Partnership presents interest expense and amortization of deferred loan issuance costs for the years ended December 31, 2019 and 2018 relating to the Tanker Business contributed in the DSS Transaction within discontinued operations (Note 3).

In March 2019, in connection with the DSS Transaction (Note 1), the Partnership entered into a Deed of Amendment and Restatement agreement with its 2017 credit facility lenders. According to this agreement, the amended 2017 credit facility was payable in 19 equal quarterly installments of $7,703 beginning in April 2019 in addition to a balloon installment of $139,130, payable together with the final quarterly installment in the fourth quarter of 2023. Following the repayment and the Re-financing with ICBFL in May 2020, as described above, the 2017 credit facility is payable in 14 equal quarterly installments of $4,069 starting in July 2020 in addition to a balloon installment of $73,493 payable together with the final quarterly installment in the fourth quarter of 2023. All other terms and conditions remained unchanged.

During the year ended December 31, 2020 and 2019 the Partnership repaid the amount of $37,058 and $32,733, respectively, in line with the amortization schedule of its credit facilities and financing arrangements.

The Partnership’s credit facilities and financing arrangements contain customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not to exceed 0.75:1. The Partnership’s credit facilities and financing arrangements also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding amounts under the 2017 credit facility, the ICBCFL financing arrangement and the 2020 credit facility, and 120% of the outstanding amount under the CMBFL financing arrangements. Also the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2020 and 2019 the Partnership was in compliance with all financial covenants.

The credit facilities and financing arrangements include a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. They also require additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2020, there were no undrawn amounts under the Partnership’s credit facilities and financing arrangements.

For the years ended December 31, 2020, 2019 and 2018, the Partnership recorded interest expense from continuing operations of $13,761, $15,836 and $17,422 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income / (loss). For the years ended December 31, 2020, 2019 and 2018 the weighted average interest on the Partnership’s long term debt was 3.6%, 5.7% and 5.4% respectively.

The required annual payments to be made subsequently to December 31, 2020 are as follows:

For the year ending December 31,	Amount
2021	37,210
2022	37,210
2023	110,703
2024	20,933
2025	79,853
Thereafter	93,753

Total	379,662